Fair Value Measurements on a Recurring Basis (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Fair Value Measurements on a Recurring Basis (Details) [Line Items]
Fair value transfers out of level 3	$ 7.3
FPS liability description		The primary unobservable input utilized in determining the fair value of the FPS is the probability of consummation of the Business Combination. As of June 30, 2022 and December 31, 2021, the probability assigned to the consummation of the Business Combination was 95% and 80%, respectively. The probability was determined based on a hybrid approach of both observed success rates of business combinations for special purpose acquisition companies and affiliates of the Sponsor’s track record for consummating similar transactions.
CF ACQUISITION CORP. VI [Member]
Fair Value Measurements on a Recurring Basis (Details) [Line Items]
Fair value measurement, description				Under the adjusted net assets method utilized, the aggregate commitment of $15.0 million pursuant to the FPA is discounted to present value and compared to the fair value of the shares of common stock and warrants to be issued pursuant to the FPA. The fair value of the shares of common stock and warrants to be issued under the FPA are based on the public trading price of the Units issued in the Initial Public Offering. The excess (liability) or deficit (asset) of the fair value of the shares of common stock and warrants to be issued compared to the $15.0 million fixed commitment is then reduced to account for the probability of consummation of the Business Combination. The primary unobservable input utilized in determining the fair value of the FPS is the probability of consummation of the Business Combination. As of December 31, 2021, the probability assigned to the consummation of the Business Combination was 80%, which was determined based on a hybrid approach of both observed success rates of business combinations for SPACs and affiliates of the Sponsor’s track record for consummating similar transactions.
Fair value transfers out of level 3			$ 7.3
Level 3 [Member] | CF ACQUISITION CORP. VI [Member]
Fair Value Measurements on a Recurring Basis (Details) [Line Items]
FV transfers out of level 3				$ 7.3
Private Placement Warrants [Member] | CF ACQUISITION CORP. VI [Member]
Fair Value Measurements on a Recurring Basis (Details) [Line Items]
Aggregate fair values				0.5
Public Warrants [Member] | CF ACQUISITION CORP. VI [Member]
Fair Value Measurements on a Recurring Basis (Details) [Line Items]
Aggregate fair values				$ 19.5